General and administrative expenses	12 Months Ended
Dec. 31, 2022
General and administrative expense [Abstract]
General and administrative expenses

Note 18 — General and administrative expenses

Included within general and administrative expenses are the following expenses.

	2022	2021	2020
	EUR	EUR	EUR
Advertising and marketing expenses	17,566	1,210	2,529
Bad debt expenses	5,261	-	-
Bank and other charges	4,424	2,718	719
Cleaning expenses	8,888	9,250	-
Depreciation	96,311	68,881	3,040
Director’s emoluments (included in note 19)	118,699	58,164	80,660
Entertainment expenses	33,651	13,172	428
Insurance	3,190	1,680	-
Listing fee	47,464	-	-
Office supplies and administrative expenses	10,453	36,158	1,307
Professional and consultancy services - third parties	643,825	47,020	6,045
Professional and consultancy services - related parties	46,000	-	-
Expenses on short term leases	2,951	3,597	1,210
Sponsorship - related party	100,000	30,000	15,000
Staff costs	38,993	-	-
Stamp duties and other taxes	5,214	2,089	315
Subscriptions	427	5,454	9,469
Transportation and accommodation	39,466	11,613	10,688
Utilities	3,344	1,729	-
Other administrative expenses	72,746	23,934	18,807
	1,298,873	316,669	150,217